BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of antidilutive securities excluded from computation of earnings per share
	Six Months Ended	Six Months Ended
	June 30,	June 30,
	2022	2021

Class A Preferred Stock	1,402,715,425	1,413,457,125
Class B Preferred Stock	-	806,557
Class C Preferred Stock, including accrued dividends	4,903,394	747,540
Class D Preferred Stock, including accrued dividends	32,569,191	1,395,349
Class E Preferred Stock, including accrued dividends	24,657,963	-
Convertible notes	12,703,579	20,000
Warrants	4,129,091	10,000,000
Potentially dilutive securities	1,481,678,643	1,428,295,424

	Year Ended	Year Ended
	December 31,	December 31,
	2021	2020

Series A Preferred Stock	1,408,825,375	1,500,000,000
Series B Preferred Stock	314,754	2,675,410
Series C Preferred Stock	747,540
Series D Preferred Stock	1,395,349
Convertible notes	20,000	20,000
Warrants	-	10,000,000
Potentially dilutive securities	1,411,303,018	1,512,695,410

Schedule of derivative liabilities at fair value
	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability and equity securities – December 31, 2021	$-	$-	$-	$-
	Level 1	Level 2	Level 3	Total

Fair value of convertible notes derivative liability and equity securities – December 31, 2020	$588,637	$-	$-	$588,637

Schedule of Changes in the fair value of the Company's Level 3 financial liabilities
Derivative Liability
Balance, December 31, 2019	2,813,150
Additions recognized as debt discount	984,801
Derivative liability settlements	(3,053,213)
Mark-to-market at December 31, 2020	(744,738)
Balance, December 31, 2020	$-

Net income for the year included in earnings relating to the liabilities held at December 31, 2020	$744,738